Income Taxes (Schedule Of Earnings Before Income Taxes And Provision For Income Taxes) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Earnings before income taxes	$ 12,532	$ 10,324	$ 9,243
Current, United States federal	270	157	348
Deferred, United States federal	118	145	(202)
Total, United States federal	388	302	146
State and local		1	1
Total United States	388	303	147
Current, Outside United States	3,368	2,567	2,213
Deferred, Outside United States	(103)	(44)	331
Total outside United States	3,265	2,523	2,544
Total provision for income taxes	$ 3,653	$ 2,826	$ 2,691